Share Options (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of outstanding share options separated ranges of exercise prices

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the periods of six months ended June 30, 2023 and 2022:

	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Granted	88,800	3.67	9.70	—
Exercised	(18,448)	—	—	—
Forfeited or expired	(72,357)	1.96	—	—
Outstanding as of June 30, 2023 (unaudited)	1,568,986	1.88	4.85	1,475
Exercisable as of June 30, 2023 (unaudited)	1,096,887	1.75	3.09	1,174
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	9,365
Forfeited or expired	(15,360)	—	—	—
Outstanding as of June 30, 2022 (unaudited)	1,351,808	1.75	5.29	9,260
Exercisable as of June 30, 2022 (unaudited)	1,000,864	1.65	4.18	6,956

	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2019	1,291,810	1.65	5.94	194
Granted	353,960	1.80	9.35
Exercised	(9,800)	1.15	—
Forfeited or expired	(381,970)	1.75	—
Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Exercisable as of December 31, 2020	839,665	1.50	4.73	252
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2020	1,254,000	1.70	6.12	125
Granted	214,688	2.05	9.64
Forfeited or expired	(101,520)	1.80	—
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Exercisable as of December 31, 2021	927,988	1.60	4.25	3,429
	Number of Share Options	Weighted Average Exercise Price $	Weighted average remaining contractual life (years)	Intrinsic value $
Outstanding as of December 31, 2021	1,367,168	1.75	5.72	4,860
Granted	286,875	1.83
Forfeited or expired	(83,052)	1.45	—
Outstanding as of December 31, 2022	1,570,991	1.78	4.97	2,435
Exercisable as of December 31, 2022	1,048,297	1.70	3.2	1,677

Schedule of outstanding share options separated ranges of exercise prices

The outstanding share options as of June 30, 2023 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of June 30, 2023	Weighted average remaining contractual term (years)	Share options exercisable as of June 30, 2023	Weighted average remaining contractual term (years)
	Unaudited

—	152,640	0.54	152,640	0.54
1.14	219,840	0.91	219,840	0.91
1.67	43,200	1.71	43,200	1.71
1.74	12,800	9.81	—	—
1.83	907,579	6.41	532,008	4.71
3.20	28,127	7.30	14,063	6.44
3.79	60,000	1.09	60,000	1.09
4.00	76,000	9.68	6,336	9.68
4.17	28,800	2.54	28,800	2.54
5.12	40,000	6.04	40,000	6.04
	1,568,986		1,096,887

Exercise price	Share options outstanding as of December 31, 2022	Weighted average remaining contractual term (years)	Share options exercisable as of December 31, 2022	Weighted average remaining contractual term (years)
$		$		$
0.00	152,640	2.42	152,640	1.03
1.14	228,480	1.39	228,480	1.39
1.67	43,200	2.21	43,200	2.21
1.83	982,870	6.75	489,239	4.70
3.2	35,001	6.45	10,938	6.45
3.79	60,000	1.59	60,000	1.59
4.17	28,800	3.03	28,800	3.03
5.12	40,000	6.54	35,000	6.54
	1,570,991		1,048,297

Schedule of assumptions used to estimate the fair values of the share options granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

	Six-month period ended June 30,
	2023	2022
Volatility (%)	61.4%	—
Risk-free interest rate (%)	3.7% – 4.3%	—
Dividend yield (%)	—	—
Expected life (years)	6.25	—
Exercise price ($)	1.74 – 4.00	—
Share price ($)	1.74 – 3.73	—

Schedule of total compensation cost related to all of the company’s equity-based awards recognized

The total compensation cost related to all of the Company’s equity-based awards recognized during the periods of six months ended June 30, 2023 and 2022 was comprised as follows:

	Six-month period ended June 30,
	2023	2022
	Unaudited
Research and development	$122	$71
Sales and marketing	14	27
General and administrative	40	14
	$176	$112

Schedule of assumptions used to estimate the fair values of the share options granted
	Year ended December 31
	2022	2021	2020
Volatility (%)	61.49%	64.75%	61.89% – 61.91%
Risk-free interest rate (%)	3.64% – 3.85%	0.09%	0.03% – 0.04%
Dividend yield (%)	—	—	—
Expected life (years)	6.25	6.25	6.25
Exercise price ($)	1.83	1.80 – 3.20	1.80
Share price ($)	3.30	3.20	1.80

Schedule of company’s equity-based awards recognized
	Year ended December 31
	2022	2021	2020
Research and development	$144	$94	$60
Sales and marketing	49	45	48
General and administrative	29	18	12
	$222	$157	$120